Stock-Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012
Equity Incentive Plans			0	12,773
Stock compensation			$ 4,000	$ 7,000
Number of equity incentive plans granted	0		0	0
Fair market value of the stock at the date of grant	not less than 85% of the fair market value of the stock at the date of grant		not less than 85% of the fair market value of the stock at the date of grant
Aggregate intrinsic value	0		0
Stock Issued During Period, Shares, Employee Stock Purchase Plans	13,939
Sharebased compensation shares authorized under stock purchase plans exercise price	0.80
Cortelco Systems Holding Corp [Member]
Equity Incentive Plans				12,773
Number of equity incentive plans granted	0		0	0
Unrecognized cost of nonvested option	0
Fair market value of the stock at the date of grant	not less than 85% of the fair market value of the stock at the date of grant		not less than 85% of the fair market value of the stock at the date of grant
Aggregate intrinsic value			0
Employee Stock Option [Member]
Unrecognized cost of nonvested option	0		0
Equity Incentive Plan 1997 [Member]
Number of equity incentive plans granted	0		0	0
Equity Incentive Plan 1997 [Member] | Cortelco Systems Holding Corp [Member]
Number of equity incentive plans granted	0
Equity Incentive Plan 1999 [Member]
Equity Incentive Plans			400,000
Number of equity incentive plans granted	0		0	0
Equity Incentive Plan 1999 [Member] | Cortelco Systems Holding Corp [Member]
Equity Incentive Plans			400,000
Number of equity incentive plans granted	0
Equity Incentive Plan 2001 [Member]
Equity Incentive Plans			100,000
Number of shares issued under 1999 equity incentive plan	0		0	0
Equity Incentive Plan 2001 [Member] | Cortelco Systems Holding Corp [Member]
Equity Incentive Plans			100,000
Number of shares issued under 1999 equity incentive plan	0
Employee Stock Purchase Plan [Member]
Equity Incentive Plans	200,000		50,000
Stock compensation	341	0	4,000	7,000
Employee Stock Purchase Plan [Member] | Cortelco Systems Holding Corp [Member]
Equity Incentive Plans	200,000		50,000
Stock compensation	341	0	4,000	7,000
Aggregate intrinsic value	$ 0
Stock Issued During Period, Shares, Employee Stock Purchase Plans	13,939
Employee Stock Purchase Amended Plan [Member]
Equity Incentive Plans			200,000
Employee Stock Purchase Amended Plan [Member] | Cortelco Systems Holding Corp [Member]
Equity Incentive Plans			200,000
Minimum [Member]
Stock bonuses and restricted stock purchase agreements	85.00%		85.00%
Minimum [Member] | Cortelco Systems Holding Corp [Member]
Stock bonuses and restricted stock purchase agreements			85.00%
Minimum [Member] | Employee Stock Option [Member]
Options vest period	4 years		4 years
Minimum [Member] | Employee Stock Option [Member] | Cortelco Systems Holding Corp [Member]
Options vest period	4 years		4 years
Minimum [Member] | Employee Stock Purchase Plan [Member] | Cortelco Systems Holding Corp [Member]
Stock bonuses and restricted stock purchase agreements	85.00%
Maximum [Member] | Employee Stock Option [Member]
Options vest period	10 years		10 years
Maximum [Member] | Employee Stock Option [Member] | Cortelco Systems Holding Corp [Member]
Options vest period			10 years